Event After the Reporting Periods - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 15, 2018 $ / shares	Jan. 01, 2018	Jan. 31, 2018 TWD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [Line Items]
Income tax rate					17.00%	17.00%	17.00%
Tax rate on unappropriated retained earnings					10.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Income tax rate		20.00%
Tax rate on unappropriated retained earnings		5.00%
Major ordinary share transactions [member] | ChipMOS BVI [member] | ChipMOS Shanghai [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Increase of paid-in capital in acquisition of investment in associate			$ 794,694	$ 26,812
Potential ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Reduce and return capital	$ 1.5